Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Intangible Assets, net

(9) Intangible Assets, net

Intangible assets, net, are comprised of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Software	5,900	—
Non-compete agreements	9,773	—
Agent resources	35,929	—
Brokerage license	23,018	—
Sub-total	74,620	—
Disposal	(2,218)	—
Total	72,402	—
Less: Accumulated amortization	(33,094)	—
Less: Accumulated impairment loss	(39,308)	—
Intangible asset, net	—	—

In 2023, the Company acquired intangible assets amounting to RMB85,040 (of which RMB8,868 was subsequently disposed in 2023), in connection with business combinations, which were measured at fair value upon acquisition. In 2024, the Group disposed of an insurance brokerage license for RMB2,218. The license was owned by a majority-owned subsidiary in Hong Kong which was deconsolidated as the Group has lost its control over the subsidiary effective April 1, 2024 (see details in Note 2(i)). Details of intangible assets acquired in connection with business combinations and disposed are included in Note 3.

The Group performs annual intangible assets impairment test at each year end. In 2024 annual test, the Group noted the underperformance of acquired insurance agency business as compared to the projected results from acquisition, mainly due to the impact of newly released industrial regulatory rules capping the commission rates charged by insurance intermediaries, and determined that it was more likely than not that there were indications of impairment for the reporting unit of Insurance Agency. The Group utilized the discounted cash flow model to estimate the fair value of the intangible assets and concluded that the carrying amount of intangible assets exceeded its fair value. As a result, an impairment loss on intangible assets of RMB39,307 was recognized in the consolidated statements of income (loss) and comprehensive income (loss) for the year ended December 31, 2024.

Amortization expenses for intangible assets recognized for the years ended December 31, 2023, 2024 and 2025 were RMB17,858, RMB16,791 and nil, respectively. The intangible assets are impaired in full cost as of December 31, 2024 and no amortization expenses are expected in next year.

There were no impairment charges for intangible assets recorded for the years ended December 31, 2023 and 2025.